Convertible debt - Changes over the 6 month-period ended June 30, 2020 (Details)			6 Months Ended
	Apr. 14, 2021 USD ($)	Mar. 20, 2020 USD ($) options	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Apr. 09, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 11, 2020 $ / shares	Apr. 30, 2016 $ / shares
Disclosure of detailed information about borrowings [line items]
Financial expense for change in liability component			$ 5,177,000	$ 1,399,000
Convertible debt embedded derivative			16,611,000			$ 12,395,000
Change in fair value of convertible debt derivative	$ (934,000)		(2,682,000)	(14,762,000)
Interest expense			4,107,000	4,839,000
2016 convertible notes
Disclosure of detailed information about borrowings [line items]
Conversion price (in dollars per share) | $ / shares							$ 1.225	$ 2.25
Convertible notes issued except August 2019 notes
Disclosure of detailed information about borrowings [line items]
Number of options to extend term | options		3
Convertible notes issued in August 2019
Disclosure of detailed information about borrowings [line items]
Number of options to extend term | options		2
Convertible notes issued in April 2015, April 2016, September 2018, May 2019 and August 2019
Disclosure of detailed information about borrowings [line items]
Option term extension		1 year
Conversion premium percentage		20.00%
VWAP period		20 days
Option one
Disclosure of detailed information about borrowings [line items]
Conversion premium percentage		20.00%
VWAP period		20 days
Payment-in-kind interest		7.00%
Warrant, percentage of note value		10.00%
Warrant term		3 years
Option two
Disclosure of detailed information about borrowings [line items]
Option term extension		1 year
Conversion premium percentage		20.00%
VWAP period		20 days
Payment-in-kind interest		9.50%
Warrant, percentage of note value		15.00%
Warrant term		3 years
Option three
Disclosure of detailed information about borrowings [line items]
Conversion premium percentage		20.00%
VWAP period		20 days
Payment-in-kind interest		13.50%
Warrant, percentage of note value		20.00%
Warrant term		3 years
Convertible debt
Disclosure of detailed information about borrowings [line items]
Convertible debt embedded derivative			16,611,000		$ 12,713,000
Change in fair value of convertible debt derivative			(1,521,000)
Interest rate						7.00%
Interest expense			$ 2,768,000	3,797,000
Convertible debt
Disclosure of detailed information about borrowings [line items]
Convertible debt embedded derivative		$ 5,266,000		20,028,000
Change in fair value of convertible debt derivative				$ 14,762,000
Market approach | Convertible debt
Disclosure of detailed information about borrowings [line items]
Market rate of interest input percentage		0.263